Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [LineItems]
Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	One year or less	Two to five years	More than five years	Total
As at December 31, 2016	RMB’000	RMB’000	RMB’000	RMB’000

Financial assets
Trade and bills receivables	7,111,890	—	—	7,111,890
Other receivables, excluding tax recoverable	246,687	1,588	—	248,275
Cash and bank balances	4,052,957	—	—	4,052,957
Held for trading investment and derivative not designated as hedges – foreign exchange forward contract	12,181	—	—	12,181

	11,423,715	1,588	—	11,425,303

Financial liabilities
Derivative not designated as hedges – foreign exchange forward contract	140	—	—	140
Interest-bearing loans and borrowings	909,824	18,409	—	928,233
Trade and other payables (Note 28)	6,576,468	136,772	—	6,713,240
Other liabilities	43	70	—	113

	7,486,475	155,251	—	7,641,726

	One year or less	Two to five years	More than five years	Total	Total
As at December 31, 2017	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Financial assets
Trade and bills receivables	7,075,319	—	—	7,075,319	1,117,850
Other receivables, excluding tax recoverable	132,675	620	—	133,295	21,060
Cash and bank balances	6,029,207	—	—	6,029,207	952,572
Held for trading investment	24,714	—	—	24,714	3,905

	13,261,915	620	—	13,262,535	2,095,387

Financial liabilities
Interest-bearing loans and borrowings	1,624,539	27,874	—	1,652,413	261,069
Trade and other payables (Note 28)	7,328,762	156,347	—	7,485,109	1,182,594
Other liabilities	33	46	—	79	12

	8,953,334	184,267	—	9,137,601	1,443,675

Foreign currency risk [Member]
Statement [LineItems]
Exposures to Foreign Currency

The Group’s exposures to foreign currency are as follows:

	31.12.2016
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Held for trading investment	12,181	—	—	—	—
Trade and other receivables	957	9,232	15,032	31,679	982
Cash and bank balances	117,763	3,841	7,247	—	—
Financial liabilities	(33,686)	—	(104,055)	—	—
Trade and other payables	(12,991)	(10,763)	(5,873)	(1,410)	—

Net assets/(liabilities)	84,224	2,310	(87,649)	30,269	982

	31.12.2017
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Held for trading investment	24,714	—	—	—	—
Trade and other receivables	725	—	34,727	469	—
Cash and bank balances	418,875	1,486	16,068	—	498
Financial liabilities	(14,715)	—	—	—	—
Trade and other payables	(13,748)	(10,857)	(5,574)	(35,505)	(24)

Net assets/(liabilities)	415,851	(9,371)	45,221	(35,036)	474

US$’000	65,701	(1,481)	7,145	(5,535)	75

Risk Sensitivity Analysis

	Profit before tax
	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Singapore Dollar	8,422	41,585	6,570
Euro	231	(937)	(148)
US Dollar	(8,765)	4,522	714
Renminbi	3,027	(3,504)	(554)

Equity price risk [Member]
Statement [LineItems]
Risk Sensitivity Analysis

A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Statement of profit or loss	1,218	2,471	390